Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net income	$ 7,193,270	$ 6,382,877
Adjustments to reconcile net income to net cash used in operating activities:
Unrealized and realized gains on investments held in the Trust Account	(1,942,709)	(25,391)
Offering costs allocated to warrants		494,344
Change in fair value of derivative liabilities	(6,600,605)	(7,320,644)
Changes in operating assets and liabilities:
Prepaid expenses	141,499	(207,800)
Deferred tax liability	46,496
Accounts payable and accrued expenses	344,460	326,435
Net Cash Used In Operating Activities	(817,590)	(350,179)
Cash Flows From Investing Activities:
Cash withdrawn from the Trust Account	143,872,097
Cash deposited into Trust Account	(3,780,526)	(175,693,648)
Net Cash Used In Investing Activities	140,091,571	(175,693,648)
Cash Flows From Financing Activities:
Sale of Units in the Initial Public Offering, net of underwriting discount		171,366,206
Sale of Private Placement Units to Sponsor		5,837,430
Proceeds from the Sponsor promissory note	3,780,526	177,111
Repayment of the Sponsor promissory note		(177,111)
Return of excess private placement funds to Sponsor		(124,900)
Payment of offering costs		(584,409)
Redemption of Class A common stock	(143,462,986)
Proceeds from issuance of Class B common stock to Sponsor		25,000
Net Cash Provided By Investing Activities	(139,682,460)	176,519,327
Net change in cash and restricted cash	(408,479)	475,500
Cash and restricted cash at beginning of period	475,500
Cash and restricted cash at end of period	67,022	475,500
Supplemental disclosure of cash payments:
Cash paid for taxes
Supplemental disclosure of non-cash financing activities:
Initial value of Class A Common Stock subject to possible redemption		175,693,648
Remeasurement of Class A common stock subject to possible redemption	5,016,618	5,192,916
Deferred underwriting compensation charged to additional paid-in capital in connection with the Initial Public Offering		162,847
Initial classification of fair value of warrants		$ 11,760,676